PROPERTY, PLANT AND EQUIPMENT - Cost, Depreciation, Net Carrying Amount (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 12,167	$ 12,198	$ 11,780
Right-of-use assets	1,851	1,736	0
Total	14,018	13,934	11,780
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	33,851	32,666	31,402
Right-of-use assets	2,248	1,911
Total	36,099	34,577
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(21,684)	(20,468)	(19,622)
Right-of-use assets	(397)	(175)
Total	(22,081)	(20,643)
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	716	721	697
Land and buildings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,212	1,182	1,125
Land and buildings | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(496)	(461)	(428)
Cable and wireless network
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	8,089	7,964	7,474
Cable and wireless network | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	22,357	21,778	21,024
Cable and wireless network | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(14,268)	(13,814)	(13,550)
Computer equipment and software
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,108	2,154	2,209
Computer equipment and software | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	6,361	5,903	5,514
Computer equipment and software | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(4,253)	(3,749)	(3,305)
Customer premise equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	461	576	629
Customer premise equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,976	1,963	1,908
Customer premise equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(1,515)	(1,387)	(1,279)
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	312	315	289
Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	625	596	539
Leasehold improvements | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(313)	(281)	(250)
Equipment and vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	481	468	482
Equipment and vehicles | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,320	1,244	1,292
Equipment and vehicles | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ (839)	$ (776)	$ (810)